Benefit Plans - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended			15 Months Ended	27 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014 Installment	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer Loan to ESOP	$ 17,457,000								$ 17,457,000				$ 17,457,000
Unearned Employee Stock Ownership Plan shares	1,745,700				1,745,700				1,745,700	1,745,700		1,745,700	1,745,700
ESOP Loan - Interest Rate									5.50%
Number of installments									42
ESOP Shares Released on a Monthly Basis	12,123								12,123				12,123
ESOP Compensation Expense									1,742,000	1,431,000	1,367,000
ESOP Liability	15,000				6,000				15,000	6,000		6,000	15,000
Maximum Annual Contribution Per Employee									20.00%
Employer Matching Contribution									3.00%
Defined Contribution Plan, Cost Recognized									543,000	527,000	510,000
Share-based Payment Award, Options, Grants in Period									185,000	0	0
Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 4.30
Share-based Payment Award, Equity Instruments Other than Options, Grants in Period									54,500	0	0
Vested options exercised	117,618				0				117,618	0	0	0	117,618
Vested options, aggregate intrinsic value	256,000								256,000				256,000
Treasury stock, shares	6,513,722				6,236,760				6,513,722	6,236,760		6,236,760	6,513,722
Treasury stock, average cost per share									$ 10.35			$ 9.88	$ 10.07
Change the label as Cash proceeds from stock options									1,500,000
Income tax benefit	1,210,000	685,000	1,301,000	1,021,000	606,000	323,000	518,000	803,000	4,217,000	2,250,000	2,776,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	211,000								211,000				211,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	829,000								829,000				829,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									4 years 4 months 21 days
Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	87,000				49,000				87,000	49,000		49,000	87,000
Benefit Equalization Plan ("BEP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
ESOP Compensation Expense									36,000	6,000	0
Net periodic pension expense									191,000	193,000	172,000
Defined benefit plan, expected future benefit payments, next twelve months	225,000								225,000				225,000
Defined Benefit Plan, Benefits Paid									265,000	221,000	257,000
Defined Benefit Plan, Contributions by Employer									265,000	221,000	257,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), after Tax	777,000				1,032,000				777,000	1,032,000		1,032,000	777,000
Defined Benefit Plan, Future Amortization of Gain (Loss)									47,000
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension expense									99,000	106,000	48,000
Defined benefit plan, expected future benefit payments, next twelve months	9,000								9,000				9,000
Defined Benefit Plan, Benefits Paid									6,000	5,000	5,000
Defined Benefit Plan, Contributions by Employer									6,000	5,000	5,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), after Tax	18,000				(126,000)				18,000	(126,000)		(126,000)	18,000
Defined Benefit Plan, Future Amortization of Gain (Loss)									0
Directors' Consultation and Retirement Plan ("DCRP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension expense									290,000	341,000	315,000
Defined benefit plan, expected future benefit payments, next twelve months	80,000								80,000				80,000
Defined Benefit Plan, Benefits Paid									60,000	98,000	117,000
Defined Benefit Plan, Contributions by Employer									60,000	98,000	117,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), after Tax	661,000				259,000				661,000	259,000		259,000	661,000
Defined Benefit Plan, Future Amortization of Gain (Loss)									18,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Prior Service Cost (Credit), after Tax	108,000				154,000				108,000	154,000		154,000	108,000
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit)									46,000
Atlas Bank Retirement Income Plan ("ABRIP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension expense									0
Date of acquisition									Jun. 30, 2014
Defined benefit plan, expected future benefit payments, next twelve months	0								0				0
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected rate of return									11.00%
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected rate of return									7.00%
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Equity Securities [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected rate of return									9.00%
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Equity Securities [Member] | Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected rate of return									5.00%
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Long-term inflation rate									3.00%
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected rate of return									6.00%
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected rate of return									2.00%
Multiemployer Plans, Postretirement Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer Plan Number									333
Defined Benefit Plan, Funded Percentage					101.13%					101.13%	104.56%	101.13%
Multiemployer Plans, Plan Contributions										136,500,000	196,500,000
Multiemployer Plans, Plan Expenses									303,000	1,254,000	1,238,000
Multiemployer Plans, Postretirement Benefit [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percent of Total Plan Contributions									5.00%
Employee Stock Option [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Share-based Payment Award, Number of Shares Authorized	3,564,137								3,564,137				3,564,137
Share-based Payment Award, Number of Shares Available for Grant	392,897								392,897				392,897
Share-based Payment Award, Award Vesting Period									5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									10 years
Share-based Compensation Expense									81,000	41,000	41,000
Tax Benefit from Compensation Expense									1,000	0	0
Income tax benefit									98,000
Restricted Stock [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Share-based Payment Award, Number of Shares Authorized	1,425,655								1,425,655				1,425,655
Share-based Payment Award, Number of Shares Available for Grant	18,959								18,959				18,959
Share-based Payment Award, Award Vesting Period									5 years
Share-based Compensation Expense									208,000	168,000	168,000
Tax Benefit from Compensation Expense									85,000	68,000	68,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	1,059,000								1,059,000				1,059,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									3 years 7 months 13 days
Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value									244,000	166,000	160,000
Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	87,500								87,500				87,500
Stock Compensation Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Share-based Compensation Expense									$ 289,000	$ 209,000	$ 209,000